Taxes on Income	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 12 — TAXES ON INCOME

Jeffs’ Brands and Top Rank are taxed according to Israeli tax laws. The corporate tax rate in Israel is 23% for 2021 and thereafter.

Smart Pro, Purex Jeffs Brands Holdings Inc and Fort US are taxed according to US federal California state and Delaware state laws. The blended corporate tax rate is 28% for 2021 and thereafter.

Fort is taxed according to UK tax law. The corporate tax rate is 19%.

Capital gains are subject to capital gain tax according to the corporate tax rate for the year during which the assets are sold.

For financial reporting purposes loss before taxes includes the following components:

	Year ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Israel	(2,866)	(2,081)	(1,096)
Foreign	(1,700)	(126)	(465)

	(4,566)	(2,207)	(1,561)

Income tax expense (benefit) was as follows:

	Year ended December 31
	2023	2022	2021
Current:	U.S. dollars in thousands
Israel	7	-	-
Foreign	78	12	94
Total current income tax expense	85	12	94
Deferred:
Israel	-	-	-
Foreign	(53)	(18)	(115)
Total deferred tax income	(53)	(18)	(115)
Total tax (benefit) expense	32	(6)	(21)

A reconciliation of the Group’s statutory income tax rate to effective income tax rate is as follows:

	December 31,
	2023	2022	2021
	U.S. dollars in thousands
Loss before taxes on income	(4,566)	(2,207)	(1,561)
Statutory tax rate	23%	23%	23%
Tax (tax benefit) computed at the statutory tax rate	(1,050)	(508)	(359)
Increase (decrease) in taxes on income resulting from the following:
Tax rate differences applicable to subsidiaries	(46)	(110)	(78)
Tax losses and timing differences for which deferred taxes were not recognized	1,128	612	416
Taxes on income	32	(6)	(21)

Deferred taxes are comprised of the following components:

	Year ended December 31,
	2023	2022
	U.S. dollars in thousands
Deferred tax asset
Intangible assets	388	110
Operating lease right of use asset	28	32
Operating loss carryforward	1,476	890
Total deferred tax assets	1,892	1,032
Valuation allowance	(1,696)	(890)
Total deferred tax assets after valuation allowance	196	142

Deferred tax liabilities

Operating lease liability	28	32
Total deferred tax liability	28	32

Net deferred tax assets	168	110

Deferred tax assets on losses for tax purposes carried forward to subsequent years are recognized if utilization of the related tax benefit against a future taxable income is expected.

Carry forward tax losses of Jeffs’ Brands were $6,418 thousand and $3,870 thousand as of December 31, 2023 and 2022, respectively. Jeffs’ Brands did not record deferred tax assets in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future. There is no expiration on net operating loss carryforwards in Israel.

Smart Pro, Fort, Jeffs Brands Holdings Inc and Fort US did not have any net operating loss carryforwards as of December 31, 2023, and 2022. The net deferred tax asset as of December 31, 2023 and 2022 is with respect to Smart Pro.